EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

43.    EVENTS AFTER THE REPORTING PERIOD

(a)

On January 16, 2019, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in March 2019 for working capital needs. The fixed annual coupon interest rate of these bonds is 2.99%.

(b)

On January 22, 2019, the Group completed an issuance of corporate bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in January 2022 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 3.80%.

(c)

On March 14, 2019, the Group completed an issuance of short-term bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in September 2019 for working capital needs. The fixed annual coupon interest rate of these bonds is 2.64%.

(d)

On March 15, 2019, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in May 2019 for working capital needs. The fixed annual coupon interest rate of these bonds is 2.90%.

(e)

On March 20, 2019, the Group completed an issuance of short-term bonds with a total face value of RMB3 billion at par value of RMB100.00 per unit which will mature in September 2019 for working capital needs. The fixed annual coupon interest rate of these bonds is 2.98%.

(f)

On April 24, 2019, the Group completed an issuance of short-term bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in June 2019 for working capital needs. The fixed annual coupon interest rate of these bonds is 2.89%.